Retirement Plans - Defined Benefit Plans - Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Service cost	$ 3,000	$ 2,000	$ 5,747	$ 6,613	$ 7,082
Interest cost	16,000	1,000	3,678	3,115	2,876
Expected return on plan assets	(20,000)	(1,000)	(3,617)	(3,303)	(2,791)
Amortization of prior service cost			651	651	740
Amortization of actuarial loss			195	1,631	1,648
Curtailment			982	0	1,517
Net periodic pension cost	$ (1,000)	$ 2,000	$ 7,636	$ 8,707	$ 11,072